Segment Information	6 Months Ended
Jun. 30, 2014
Segment Information disclosure
Segment Information disclosure [Text Block]

2.                                      SEGMENT INFORMATION

The following tables summarize the components of the Company’s revenues, operating income and total assets by reportable business segments:

(for the three months ended June 30, in millions)	Business and International Insurance	Bond & Specialty Insurance	Personal Insurance	Total Reportable Segments
2014
Premiums	$3,631	$524	$1,773	$5,928
Net investment income	539	62	94	695
Fee income	112	—	—	112
Other revenues	10	6	17	33
Total operating revenues (1)	$4,292	$592	$1,884	$6,768
Operating income (1)	$471	$192	$75	$738

2013
Premiums	$3,277	$492	$1,834	$5,603
Net investment income	527	66	94	687
Fee income	82	—	—	82
Other revenues	114	5	15	134
Total operating revenues (1)	$4,000	$563	$1,943	$6,506
Operating income (1)	$571	$162	$142	$875

(1)     Operating revenues for reportable business segments exclude net realized investment gains (losses). Operating income for reportable business segments equals net income excluding the after-tax impact of net realized investment gains (losses).

(for the six months ended June 30, in millions)	Business and International Insurance	Bond & Specialty Insurance	Personal Insurance	Total Reportable Segments
2014
Premiums	$7,189	$1,027	$3,535	$11,751
Net investment income	1,109	128	194	1,431
Fee income	219	—	—	219
Other revenues	22	10	43	75
Total operating revenues (1)	$8,539	$1,165	$3,772	$13,476
Operating income (1)	$1,165	$346	$343	$1,854

2013
Premiums	$6,476	$970	$3,674	$11,120
Net investment income	1,040	132	185	1,357
Fee income	179	—	—	179
Other revenues	127	10	33	170
Total operating revenues (1)	$7,822	$1,112	$3,892	$12,826
Operating income (1)	$1,207	$279	$339	$1,825

(1)      Operating revenues for reportable business segments exclude net realized investment gains (losses). Operating income for reportable business segments equals net income excluding the after-tax impact of net realized investment gains (losses).

Business Segment Reconciliations

	Three Months Ended June 30,		Six Months Ended June 30,
(in millions)	2014	2013	2014	2013
Revenue reconciliation
Earned premiums
Business and International Insurance:
Domestic:
Workers’ compensation	$923	$897	$1,831	$1,744
Commercial automobile	473	474	941	949
Commercial property	440	418	868	827
General liability	457	444	904	881
Commercial multi-peril	763	776	1,518	1,541
Other	11	9	21	18
Total Domestic	3,067	3,018	6,083	5,960
International	564	259	1,106	516
Total Business and International Insurance	3,631	3,277	7,189	6,476

Bond & Specialty Insurance:
Fidelity and surety	238	228	460	448
General liability	241	221	478	434
Other	45	43	89	88
Total Bond & Specialty Insurance	524	492	1,027	970

Personal Insurance:
Automobile	821	864	1,636	1,736
Homeowners and other	952	970	1,899	1,938
Total Personal Insurance	1,773	1,834	3,535	3,674
Total earned premiums	5,928	5,603	11,751	11,120
Net investment income	695	687	1,431	1,357
Fee income	112	82	219	179
Other revenues	33	134	75	170
Total operating revenues for reportable segments	6,768	6,506	13,476	12,826
Other revenues	1	1	—	(1)
Net realized investment gains	16	167	17	177
Total consolidated revenues	$6,785	$6,674	$13,493	$13,002

Income reconciliation, net of tax
Total operating income for reportable segments	$738	$875	$1,854	$1,825
Interest Expense and Other (1)	(65)	(59)	(129)	(122)
Total operating income	673	816	1,725	1,703
Net realized investment gains	10	109	10	118

Total consolidated net income	$683	$925	$1,735	$1,821

(1)     The primary component of Interest Expense and Other is after-tax interest expense of $60 million and $56 million in the three months ended June 30, 2014 and 2013, respectively, and $120 million and $116 million in the six months ended June 30, 2014 and 2013, respectively.

(in millions)	June 30, 2014	December 31, 2013
Asset reconciliation:
Business and International Insurance	$83,494	$82,789
Bond & Specialty Insurance	7,832	7,648
Personal Insurance	12,948	12,870
Total assets for reportable segments	104,274	103,307
Other assets (1)	537	505
Total consolidated assets	$104,811	$103,812

(1)     The primary components of other assets at both dates were other intangible assets and accrued over-funded benefit plan assets related to the Company’s qualified domestic pension plan.